Related party transactions - Transactions with Mudrick capital and Stephen Fitzpatrick (Details) $ / shares in Units, £ in Thousands, $ in Millions			1 Months Ended	6 Months Ended
	Jul. 10, 2025 USD ($) shares	Jan. 24, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 GBP (£)
Disclosure of transactions between related parties [line items]
Proceeds from issue of shares | £				£ 44,214
Underwritten public offering
Disclosure of transactions between related parties [line items]
Gross Proceeds | $		$ 90.0
Number of shares issued		15,000,000
Proceeds from issue of shares | £				44,203
Share transaction | Underwritten public offering
Disclosure of transactions between related parties [line items]
Gross Proceeds | $	$ 69.0
Number of shares issued	13,800,000
Proceeds from issue of shares | $	$ 69.0
Tranche A Warrant
Disclosure of transactions between related parties [line items]
Exercise price per share | $ / shares		$ 6
Tranche B Warrant
Disclosure of transactions between related parties [line items]
Exercise price per share | $ / shares		$ 7.5
Mudrick
Disclosure of transactions between related parties [line items]
Gross Proceeds | $		$ 25.0
Issuance of units		4,166,666
Number of shares per unit		1
Mudrick | Share transaction
Disclosure of transactions between related parties [line items]
Number of shares issued			2,500,000
Proceeds from issue of shares | $			$ 12.5
Mudrick | Tranche A Warrant
Disclosure of transactions between related parties [line items]
Number of warrant per unit		0.5
Warrant term (in years)		5 years
Exercise price per share | $ / shares		$ 6
Mudrick | Tranche B Warrant
Disclosure of transactions between related parties [line items]
Warrant term (in years)		5 years
Exercise price per share | $ / shares		$ 7.5
Mudrick | Convertible loan notes
Disclosure of transactions between related parties [line items]
Fair value movements | £				258,719
In-kind interest paid and accrued | £				5,782
Imagination Industries Investments Ltd
Disclosure of transactions between related parties [line items]
Services received, related party transaction | £				£ 151	£ 21
Amount outstanding | £					£ 21		£ 37
Stephen Fitzpatrick
Disclosure of transactions between related parties [line items]
Capital commitment option period						12 months	12 months
Number of shares per unit which related party has option to invest in				1
Stephen Fitzpatrick | Underwritten public offering
Disclosure of transactions between related parties [line items]
Exercise price per unit in related party's investment option | $ / shares						$ 6
Stephen Fitzpatrick | Tranche A Warrant
Disclosure of transactions between related parties [line items]
Number of warrants per unit which related party has option to invest in				0.5
Stephen Fitzpatrick | Tranche B Warrant
Disclosure of transactions between related parties [line items]
Number of warrants per unit which related party has option to invest in				0.5
Maximum | Stephen Fitzpatrick
Disclosure of transactions between related parties [line items]
Investment in entity that related party has option to make | $						$ 25.0